Borrowings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings held at amortised cost:
Advances from related parties	€ 0	€ 4,631,670	€ 0